Investments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments in Associates and Joint Ventures Accounted for Using Equity method

Investments in associates and joint ventures that have been accounted for using the equity method include:

	As of December 31,
	2017	2016
	(millions of euros)
Tiglio I	7	8
NordCom	5	5
W.A.Y.	3	3
Others	2	2

Total Associates	17	18

Alfiere	—	—

Total Joint Ventures	—	—

Total Investments accounted for using the equity method	17	18

Summary of Changes in Investments in Associates and Joint Ventures

The changes in this item are broken down as follows:

	As of December 31, 2015	Investments	Disposals and reimbursements of capital	Valuation using equity method	Other changes	As of December 31, 2016
	(millions of euros)
Tiglio I S.r.l	8					8
NordCom	4			1		5
W.A.Y.	3					3
Others	3			(1)		2

Total Associates	18	—	—	—	—	18

Alfiere	23	—	—	(23)	—	—

Total Joint Ventures	23	—	—	(23)	—	—

Total Investments accounted for using the equity method	41	—	—	(23)	—	18

	As of December 31, 2016	Investments	Disposals and reimbursements of capital	Valuation using equity method	Other changes	As of December 31, 2017
	(millions of euros)
Tiglio I S.r.l	8			(1)		7
NordCom	5					5
W.A.Y.	3					3
Others	2					2

Total Associates	18	—	—	(1)	—	17

Alfiere	—

Total Investments accounted for using the equity method	18	—	—	(1)	—	17

Summary of Financial Statement in Joint Venture

The financial statements as at December 31, 2017 of Alfiere S.p.A. are currently not available. The main aggregated figures prepared in accordance with IFRS with respect to the portion attributable to the TIM Group show amounts referring the financial statements for 2016.

	2016
	Alfiere S.p.A.	TIM Group’s share 50%
	(millions of euros)
Non-current assets	157	78.5
Current assets	3	1.5

Total assets	160	80.0

Non-current liabilities	149	74.5
Current liabilities	15	7.5

Total liabilities	164	82.0
Equity	(4.0)	(2.0)

Total Equity and liabilities	160.0	80.0

Profit (loss) for the year	(46.0)	(23.0)

Summary of Other Investments

Other investments refer to the following:

	As of December 31, 2015	Investments	Disposals and reimbursements of capital	Measurement at fair value	Other changes	As of December 31, 2016
	(millions of euros)
Assicurazioni Generali	3			(1)		2
Fin.Priv.	19			(2)		17
Northgate Telecom Innovations Partners L.P.	9	5				14
Others	14		(1)			13

Total	45	5	(1)	(3)	—	46

	As of December 31, 2016	Investments	Disposals and reimbursements of capital	Measurement at fair value	Other changes	As of December 31, 2017
	(millions of euros)
Assicurazioni Generali	2			1		3
Fin.Priv.	17			3		20
Northgate Comms Tech Innovations Partners L.P. (ex Northgate Telecom Innovations Partners L.P.)	14	3				17
Others	13				(2)	11

Total	46	3	—	4	(2)	51